Change in obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Balance at beginning of year	R$ 587,949	R$ 470,417	R$ 274,366
Current service cost	18,498	17,164	10,931
Interest cost	21,598	23,579	14,796
Benefits paid	(17,903)	(13,358)	(10,494)
Change plan			8,068
Actuarial losses (gain)	(9,848)	2,214	167,066
Exchange variation	7,074	87,933	5,684
Balance at the end of the year	607,368	587,949	470,417
Health insurance member
Disclosure of defined benefit plans [line items]
Balance at beginning of year	217,089	224,852	90,679
Current service cost	4,817	4,678	2,698
Interest cost	15,692	17,097	8,663
Benefits paid	(10,712)	(5,949)	(5,817)
Actuarial losses (gain)	16,820	(23,589)	128,629
Balance at the end of the year	243,706	217,089	224,852
Benefit plans member
Disclosure of defined benefit plans [line items]
Balance at beginning of year	370,860	245,565	183,687
Current service cost	13,681	12,486	8,233
Interest cost	5,906	6,482	6,133
Benefits paid	(7,191)	(7,409)	(4,677)
Change plan			8,068
Actuarial losses (gain)	(26,668)	25,803	38,437
Exchange variation	7,074	87,933	5,684
Balance at the end of the year	R$ 363,662	R$ 370,860	R$ 245,565